Accounts Receivable, Net - Schedule of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets held for sale
Accounts receivable	$ 14,655	$ 11,392
Less: Allowance for doubtful accounts	(119)	(126)	$ (131)
Accounts receivable, net	$ 14,536	$ 11,266